CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 15	₪ 15
Ordinary shares, authorized	150,000	150,000
Ordinary shares, issued	98,544	93,071
Ordinary shares, outstanding	98,458	92,985
Treasury stock, shares	86	86